LEGAL CONTINGENCIES	12 Months Ended
Dec. 31, 2013
LEGAL CONTINGENCIES
NOTE 21 - LEGAL CONTINGENCIES

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Company’s consolidated financial statements.